Current Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current contract liabilities [abstract]
Deferred income	€ 19,885	€ 19,802
Current portion	(8,624)	(5,115)
Non current deferred income	11,261	14,687
Other current liabilities	13,697	10,760
Restructuring Accrual	1,909	0
Eli Lilly and Company
Current contract liabilities [abstract]
Deferred income	19,441	19,143
Yarrow Biotechnology, Inc
Current contract liabilities [abstract]
Deferred income		73
Foundation Fighting Blindness
Current contract liabilities [abstract]
Deferred income	€ 444	561
EC Horizon 2020 Program
Current contract liabilities [abstract]
Deferred income		€ 25